Total
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
VALUE LINE LARGER COMPANIES FOCUSED FUND
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.		VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	Institutional
Management Fees		0.72%	0.72%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.19%	0.73%
Total Annual Fund Operating Expenses		1.16%	1.45%
Fee Waivers and Expense Reimbursement	[1]	(0.01%)	(0.55%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		1.15%	0.90%
[1]	EULAV Asset Management (the “Adviser”) has contractually agreed to waive through May 1, 2025 certain Fund-wide fees and further assume certain Fund-wide expenses to the extent necessary to limit such expenses (excluding brokerage commissions, interest, taxes, and certain non-routine Fund-wide expenses) to 0.90% of the average daily net assets of each class (the “Fund-level Expense Limitation”). In addition, the Adviser has agreed to pay or reimburse certain class-specific fees and expenses so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and certain non-routine class-specific expenses) (the “Class Expense Limitation,” together with the Fund-level Expense Limitation, the “Expense Limitations”). Each Expense Limitation can be terminated with the agreement of the Fund’s Board. The Adviser may subsequently recover from a class any fees waived and expenses assumed within three years from the month in which the waiver or assumption occurred for such class, to the extent its expense ratio is less than the applicable Expense Limitation or, if lower, the expense limitation in effect when the waiver or assumption occurred.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, that the Class Expense Limitation is never terminated by the Fund’s Board, and that the Expense Limitation is in place through May 1, 2025 only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. - USD ($)	1 year	3 years	5 years	10 years
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	117	365	633	1,398
Institutional	92	287	498	1,108

Expense Example No Redemption - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. - USD ($)	1 year	3 years	5 years	10 years
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	117	365	633	1,398
Institutional	92	287	498	1,108

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 29% of the average value of the portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests substantially all of the Fund’s assets in common stock. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund considers companies with market capitalization of greater than $10 billion to be larger companies. The Fund is actively managed by the Adviser, which seeks to purchase growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Adviser may sell securities for a variety of reasons including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a broad-based secondary index (the Russell 1000® Growth Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+39.25%
Worst Quarter:	Q2 2022	–28.69%

Average Annual Total Returns for Periods Ended December 31, 2023
After-tax returns in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	59.06%	12.87%	11.89%
Institutional	59.52%	13.14%		11.95%	Nov. 01, 2015
After Taxes on Distributions | VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	59.52%	10.50%	9.32%
After Taxes on Distributions and Sale of Fund Shares | VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	34.96%	9.94%	9.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	12.77%	Nov. 01, 2015
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%	15.77%	Nov. 01, 2015
[1]	Institutional Class inception date.